Biological Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in biological assets [abstract]
Carrying amount, beginning of year	$ 1,088,528	$ 114,559
Effect of unrealized changes in fair value of biological assets	3,703,195	2,818,442
Biological assets purchased	197,432	3,841
Biological asset expensed in research and development	(169,022)
Biological assets sold		(133,680)
Transferred to inventory upon harvest	(660,681)	(1,714,634)
Carrying amount, end of year	$ 4,159,452	$ 1,088,528